UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tobias Bros., Inc.
Address:     623 Fifth Avenue
             Suite 2501
             New York, NY 10022

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Sam Tobias
Title:       Senior Employee
Phone:       212-251-3200

Signature, Place, and Date of Signing:

       /s/ Sam Tobias                    New York, NY            11-5-2007
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Explanatory Note:

Schedule 13Fs previously filed were filed by a reporting person different from, but affiliated with, the reporting person of this Schedule 13F. The change in reporting person merely reflects certain organizational changes within the reporting person of this Schedule 13F.


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Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                40

Form 13F Information Table Value Total:            $50,490
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



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                                                              FORM 13F-HR
                                                         QTR Ending 9/30/2007

         COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5              COLUMN 6     COL 7        COLUMN 8
-------------------------   ------------  ----------  ----------    -----------          -------------   -----  -----------------
                                                          VALUE       SHRS OR SH/ PUT/    INV.  DISCR.    OTH       VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS    CUSIP       (x1000)     PRN AMT PRN CALL    SOLE    SHRD      MGR  SOLE     SHRD  NONE
ABX AIR INC                         OTC EQ    00080S101         1122         158500 N        X                     X
AMERICAN COMMERICAL LINES           OTC EQ    025195207         1163          49000 N        X                     X
AMERICAN EAGLE OUTFITTERS           COMMON    02553E106          855          32500 N        X                     X
CALL BUILD-A-BEAR OCT 17.5          CALL O    1200761JW            1           7500 N        X                     X
BLOCKBUSTER INC CL A                COMMON    093679108          215          40000 N        X                     X
BOYD GAMING CORP                    COMMON    103304101          300           7000 N        X                     X
COMVERGE INC                        OTC EQ    205859101          411          12500 N        X                     X
FAMOUS DAVES OF AMERICA IN          OTC EQ    307068106          366          22500 N        X                     X
EL PASO CORPORATION                 COMMON    28336L109         3394         200000 N        X                     X
EQUITABLE RESOURCES INC             COMMON    294549100         2075          40000 N        X                     X
EXTERRAN HLDGS INC                  COMMON    30225X103         2812          35000 N        X                     X
CALL GAP INC/THE SEP 20             CALL O    3647608CD            3          25000 C        X                     X
GAP INC                             COMMON    364760108          830          45000 N        X                     X
GRANT PRIDECO INC                   COMMON    38821G101         2181          40000 N        X                     X
GOLDMAN SACHS GROUP INC             COMMON    38141G104          542           2500 N        X                     X
GLOBALSANTAFE CORP                  COMMON    G3930E101         3801          50000 N        X                     X
STARWOOD HOTELS & RESORTS           COMMON    85590A401         1367          22500 N        X                     X
ION GEOPHYSICAL CORP                COMMON    462044108          415          30000 N        X                     X
QUICKSILVER RESOURCES INC           COMMON    74837R104         1647          35000 N        X                     X
MARRIOTT INTERNATIONAL INC          COMMON    571903202          217           5000 N        X                     X
MGM MIRAGE                          COMMON    552953101          635           7100 N        X                     X
MORTONS RESTAURANT GROUP I          COMMON    619430101          270          17000 N        X                     X
NOBLE CORP                          COMMON    G65422100         2698          55000 N        X                     X
NEXTMART INC                        OTC EQ    65338F102          414        1654900 N        X                     X
OPTI CANADA INC                     CEQ       68383K109         1404          75000 N        X                     X
PARKER HANNIFIN CORP                COMMON    701094104          839           7500 N        X                     X
CHILDRENS PLACE RETAIL STO          OTC EQ    168905107          306          12600 N        X                     X
PHOTOCHANNEL NTWK INC NEW           OTC EQ    719316200           35          10000 N        X                     X
QUANTA SERVICES INC                 COMMON    74762E102         3306         125000 N        X                     X
QSGI INC                            OTC EQ    74729D106         1788        2930478 N        X                     X
PROSHARES TRUST ULTRASHORT          COMMON    74347R883         1773          35000 N        X                     X
CALL SOUTHWESTERN ENE OCT           CALL O    8454677JJ            8         100000 C        X                     X
SOUTHWESTERN ENERGY CO              COMMON    845467109         2093          50000 N        X                     X
PUT TIDEWATER INC OCT 65            PUT OP    8864237VM          122          60000 P        X                     X
TITAN INTERNATIONAL INC-IL          COMMON    88830M102          878          27500 N        X                     X
TEXAS ROADHOUSE INC                 COMMON    882681109          234          20000 N        X                     X
WENDYS INTERNATIONAL INC            COMMON    950590109          262           7500 N        X                     X
WILLIAMS COMPANIES INC              COMMON    969457100         5961         175000 N        X                     X
GREAT WOLF RESORTS INC              OTC EQ    391523107         3740         302610 N        X                     X
CALL YAHOO! INC OCT 30              CALL O    9843327KF           11          50000 C        X                     X
                                                               50490



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